                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


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
Investment Company Act file number:                                    811-8246

Exact name of registrant as specified in charter:                      Delaware Investments Global Dividend and Income Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2005
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ITEM 1.  SCHEDULE OF INVESTMENTS.

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
SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.

February 28, 2005
                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
                                                                                                                           (U.S. $)
COMMON STOCK- 78.06%
  Automobiles & Automotive Parts - 1.93%
 *General Motors                                                                                          10,200           $363,834
  GKN                                                                                                     75,215            372,597
  Goodrich (B.F.)                                                                                         23,500            870,205
                                                                                                                        -----------
                                                                                                                          1,606,636
                                                                                                                        -----------
  Banking, Finance & Insurance - 12.98%
  Aviva                                                                                                   62,582            778,554
  Banca Intesa                                                                                           122,698            599,903
  Banco Santander Central Hispano                                                                         39,771            491,240
  Bank of America                                                                                         16,600            774,390
  Fortis                                                                                                  18,386            516,362
  HBOS                                                                                                    54,179            861,462
  ING Groep NV                                                                                            27,494            844,458
  J.P. Morgan Chase                                                                                       14,500            529,975
  Lloyds TSB Group                                                                                        87,256            822,694
  MBNA                                                                                                    36,400            923,468
  Mellon Financial                                                                                        20,700            593,676
  Morgan Stanley                                                                                          15,800            892,226
  National Australia Bank                                                                                 27,457            624,268
  Oversea-Chinese Banking                                                                                 41,000            343,453
 *Societe Generale Class A                                                                                5,086            536,435
  Wells Fargo                                                                                             11,400            676,932
                                                                                                                        -----------
                                                                                                                         10,809,496
                                                                                                                        -----------
  Building & Materials - 1.42%
 *Compagnie de Saint-Gobain                                                                                12,800           790,854
*+Foster Wheeler                                                                                           1,828             32,818
  Wharf Holdings                                                                                           106,000          359,537
                                                                                                                        -----------
                                                                                                                          1,183,209
                                                                                                                        -----------
  Chemicals - 3.96%
  Bayer                                                                                                   22,875            800,609
  BOC Group                                                                                               10,290            195,991
  Dow Chemical                                                                                            19,700          1,086,455
  duPont (E.I.) deNemours                                                                                 20,900          1,113,970
*+Lanxess                                                                                                  2,288             51,800
  Wesfarmers                                                                                               1,686             52,125
                                                                                                                        -----------
                                                                                                                          3,300,950
                                                                                                                        -----------
  Computers & Technology - 2.24%
  Intel                                                                                                   22,900            549,142
 +Intuit                                                                                                  15,700            671,960
  Pitney Bowes                                                                                            14,100            646,626
                                                                                                                        -----------
                                                                                                                          1,867,728
                                                                                                                        -----------
  Consumer Products - 0.54%
  Procter & Gamble                                                                                         8,400            445,956
                                                                                                                        -----------
                                                                                                                            445,956
                                                                                                                        -----------
  Electronics & Electrical Equipment - 1.65%
  Emerson Electric                                                                                        10,000            663,200
  General Electric                                                                                        20,100            707,520
                                                                                                                        -----------
                                                                                                                          1,370,720
                                                                                                                        -----------
  Energy - 6.50%
  BP Amoco                                                                                                51,154            553,109
  ChevronTexaco                                                                                           16,600          1,030,528
  Exxon Mobil                                                                                             11,800            747,058
  Kerr-McGee                                                                                              11,600            900,856
*+Petroleum Geo-Services ADR                                                                                 397             28,531
 *Royal Dutch Petroleum                                                                                   13,709            864,331
  Sasol                                                                                                   18,841            472,790
 *Total                                                                                                    3,440            817,913
                                                                                                                        -----------
                                                                                                                          5,415,116
                                                                                                                        -----------
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

                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
                                                                                                                           (U.S. $)
  Food, Beverage & Tobacco - 4.65%
  Anheuser-Busch                                                                                          15,500            735,475
  Foster's Group                                                                                         191,687            790,379
  General Mills                                                                                           14,300            748,891
  Kellogg                                                                                                 14,500            638,000
  Mitchells & Butlers                                                                                     29,029            191,673
  PepsiCo                                                                                                 14,200            764,812
                                                                                                                        -----------
                                                                                                                          3,869,230
                                                                                                                        -----------
  HealthCare REIT's - 0.11%
+#Medical Properties Trust 144A                                                                            9,400             94,000
                                                                                                                        -----------
                                                                                                                             94,000
                                                                                                                        -----------
  Healthcare & Pharmaceuticals - 5.69%
  Abbott Laboratories                                                                                     12,500            574,875
  Eisai                                                                                                    7,900            266,832
  GlaxoSmithKline                                                                                         34,722            829,653
  Pfizer                                                                                                  47,200          1,240,889
  Takeda Pharmaceutical                                                                                   10,100            484,417
 +Tenet Healthcare                                                                                        54,700            596,777
  Wyeth                                                                                                   18,300            747,006
                                                                                                                        -----------
                                                                                                                          4,740,449
                                                                                                                        -----------
  Industrial Machinery - 0.50%
  Brambles Industries                                                                                     71,495            417,771
                                                                                                                        -----------
                                                                                                                            417,771
                                                                                                                        -----------
  Industrial REIT's - 0.85%
  AMB Property                                                                                            18,300            710,406
                                                                                                                        -----------
                                                                                                                            710,406
                                                                                                                        -----------
  Investment Companies - 0.86%
 *Gladstone Capital                                                                                       29,200            718,320
                                                                                                                        -----------
                                                                                                                            718,320
                                                                                                                        -----------
  Leisure, Lodging & Entertainment - 2.46%
  Intercontinental Hotels Group                                                                           36,718            470,035
 +Jameson Inns                                                                                           400,000            728,000
  Starwood Hotels & Resorts Worldwide                                                                     14,800            847,152
                                                                                                                        -----------
                                                                                                                          2,045,187
                                                                                                                        -----------
  Mall REIT's - 3.66%
  General Growth Properties                                                                               73,110          2,551,539
  Simon Property Group                                                                                     8,000            495,680
                                                                                                                        -----------
                                                                                                                          3,047,219
                                                                                                                        -----------
  Manufactured Housing REIT's - 0.18%
  Sun Communities                                                                                          4,400            154,176
                                                                                                                        -----------
                                                                                                                            154,176
                                                                                                                        -----------
  Media - 0.03%
*+XM Satellite Radio Holdings Class A                                                                        750             24,720
                                                                                                                        -----------
                                                                                                                             24,720
                                                                                                                        -----------
  Metals & Mining - 0.80%
  Rio Tinto                                                                                               18,880            666,255
                                                                                                                        -----------
                                                                                                                            666,255
                                                                                                                        -----------
  Mortgage REIT's - 4.85%
 *American Home Mortgage Investment                                                                       28,000            872,200
  Fieldstone Investment                                                                                   25,000            375,000
 *Friedman Billings Ramsey Group Class A                                                                  25,940            481,187
+#KKR Financial 144A                                                                                      49,200            516,600
*MortgageIT Holdings                                                                                      52,100            898,725
+#Peoples Choice 144A                                                                                     47,300            473,000
  Saxon Capital                                                                                            8,000            143,680
  Sunset Financial Resources                                                                              28,100            273,975
                                                                                                                        -----------
                                                                                                                          4,034,367
                                                                                                                        -----------
  Multifamily REIT's - 0.68%
  BRE Properties Class A                                                                                   8,600            337,120
*+Education Realty Trust                                                                                  13,700            231,530
                                                                                                                        -----------
                                                                                                                            568,650
                                                                                                                        -----------
  Office/Industrial REIT's - 2.04%
  Duke Realty                                                                                             26,000            823,680
  Liberty Property Trust                                                                                  21,042            872,401
                                                                                                                        -----------
                                                                                                                          1,696,081
                                                                                                                        -----------
  Office REIT's - 1.81%
  Prentiss Properties Trust                                                                               21,308            747,698
  Reckson Associates Realty                                                                               25,000            763,750
                                                                                                                        -----------
                                                                                                                          1,511,448
                                                                                                                        -----------

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
                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
                                                                                                                           (U.S. $)
  Paper & Forest Products - 1.64%
  Amcor                                                                                                   78,646            446,824
  International Paper                                                                                     16,400            612,540
  UPM-Kymmene                                                                                             13,900            309,492
                                                                                                                        -----------
                                                                                                                          1,368,856
                                                                                                                        -----------
  Retail - 2.16%
  Boots Group                                                                                             44,819            571,926
  Coles Myer                                                                                              91,055            688,337
  GUS                                                                                                     28,285            512,472
*+Kmart Holding                                                                                              300             29,241
                                                                                                                        -----------
                                                                                                                          1,801,976
                                                                                                                        -----------
  Retail Strip Centers REIT's - 0.87%
  Ramco-Gershenson Properties                                                                             25,600            724,480
                                                                                                                        -----------
                                                                                                                            724,480
                                                                                                                        -----------
  Telecommunications - 6.60%
  Alltel                                                                                                  19,600          1,121,121
 *BCE                                                                                                     46,200          1,082,928
 +Fairpoint Communications                                                                                49,000            852,600
 *Telecom Corporation of New Zealand                                                                     189,000            877,881
  Telefonica                                                                                              45,877            843,431
  Telstra                                                                                                172,136            717,353
                                                                                                                        -----------
                                                                                                                          5,495,314
                                                                                                                        -----------
  Transportation & Shipping - 0.30%
  West Japan Railway                                                                                          63            247,885
                                                                                                                        -----------
                                                                                                                            247,885
                                                                                                                        -----------
  Utilities - 6.10%
  BG Group                                                                                                66,367            519,963
  Dominion Resources                                                                                       8,900            641,067
  Electrabel                                                                                               1,376            608,877
  FPL Group                                                                                               13,100          1,039,485
  Hong Kong Electric                                                                                     103,000            468,483
  Iberdrola                                                                                               29,226            770,019
  RWE                                                                                                     16,967          1,031,388
                                                                                                                        -----------
                                                                                                                          5,079,282
                                                                                                                        -----------
  TOTAL COMMON STOCK (COST $47,469,781)                                                                                  65,015,883
                                                                                                                        ===========
  CONVERTIBLE PREFERRED STOCK- 0.92%
  Banking, Finance & Insurance - 0.17%
  Chubb 7.00%                                                                                              4,000            119,160
  Lehman Brothers Holdings 6.25%                                                                             750             21,188
                                                                                                                        -----------
                                                                                                                            140,348
                                                                                                                        -----------
  Environmental Services - 0.23%
  Allied Waste Industries 6.25%                                                                            4,000            190,560
                                                                                                                        -----------
                                                                                                                            190,560
                                                                                                                        -----------
  Metals & Mining - 0.01%
 ^Weirton Steel Series C 0.00%                                                                             8,550              4,361
                                                                                                                        -----------
                                                                                                                              4,361
                                                                                                                        -----------
  Telecommunications - 0.51%
  Lucent Technologies Capital Trust I 7.75%                                                                  400            428,449

                                                                                                                        -----------
                                                                                                                            428,449
                                                                                                                        -----------
  TOTAL CONVERTIBLE PREFERRED STOCK (COST $896,050)                                                                         763,718
                                                                                                                        ===========
  PREFERRED STOCKS- 3.23%
  Leisure, Lodging & Entertainment - 0.50%
  WestCoast Hospitality Capital Trust 9.50%                                                               15,700            419,190
                                                                                                                        -----------
                                                                                                                            419,190
                                                                                                                        -----------
  Lodging REIT's - 1.10%
  Equity Inns Series B 8.75%                                                                              10,000            265,000
  LaSalle Hotel Properties 10.25%                                                                         23,500            649,775
                                                                                                                        -----------
                                                                                                                            914,775
                                                                                                                        -----------
  Office REIT's - 0.68%
 *SL Green Realty 7.625%                                                                                  22,000            563,750
                                                                                                                        -----------
                                                                                                                            563,750
                                                                                                                        -----------
  Retail Strip Center REIT's - 0.39%
  Ramco-Gershenson Properties 9.50%                                                                       11,500            323,783
                                                                                                                        -----------
                                                                                                                            323,783
                                                                                                                        -----------
  Utilities - 0.56%
  Public Service Enterprise Group 10.25%                                                                   6,800            469,880
                                                                                                                        -----------
                                                                                                                            469,880
                                                                                                                        -----------
  TOTAL PREFERRED STOCKS (COST $2,415,584)                                                                                2,691,378
                                                                                                                        ===========

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
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT~

  COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.11%

 #Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16                         USD       85,000             93,131
                                                                                                                        -----------
  TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $94,768)                                                                 93,131
                                                                                                                        ===========
  CONVERTIBLE BONDS- 2.61%
  Capital Goods - Manufacturing - 0.18%
 #Tyco International Group 144A 2.75% 1/15/18                                                   USD      100,000            148,625
                                                                                                                        -----------
                                                                                                                            148,625
                                                                                                                        -----------
  Consumer Cyclical - 1.61%
 #Gap 144A 5.75% 3/15/09                                                                        USD      500,000            665,624
  Meristar Hospitality 9.50% 4/1/10                                                             USD      300,000            382,125
 #Regal Entertainment Group 144A 3.75% 5/15/08                                                  USD      130,000            169,000
 #Saks 144A 2.00% 3/15/24                                                                       USD      125,000            123,438
                                                                                                                        -----------
                                                                                                                          1,340,187
                                                                                                                        -----------
  Computers & Technology - 0.49%
 #Mercury Interactive 144A 4.75% 7/1/07                                                         USD      275,000            278,781
 #Sybase Convertible 144A 1.75% 2/22/25                                                         USD      125,000            126,250
                                                                                                                        -----------
                                                                                                                            405,031
                                                                                                                        -----------
  Transportation & Shipping - 0.06%
 #ExpressJet Holdings 144A 4.25% 8/1/23                                                         USD       50,000             47,313
                                                                                                                        -----------
                                                                                                                             47,313
                                                                                                                        -----------
  Utilities - 0.27%
*#CenterPoint Energy 144A 3.75% 5/15/23                                                         USD      200,000            229,000
                                                                                                                        -----------
                                                                                                                            229,000
                                                                                                                        -----------
  TOTAL CONVERTIBLE BONDS (COST $1,806,288)                                                                               2,170,156
                                                                                                                        ===========
  CORPORATE BONDS- 21.15%
  Basic Materials - 2.05%
  Abitibi-Consolidated 6.95% 12/15/06                                                           USD       80,000             82,800
*#BCP Caylux Holdings 144A 9.625% 6/15/14                                                       USD       45,000             52,200
 #Boise Cascade 144A 7.125% 10/15/14                                                            USD      100,000            106,250
  Bowater 9.50% 10/15/12                                                                        USD       65,000             75,998
  Fort James 7.75% 11/15/23                                                                     USD      190,000            227,049
*#Huntsman International 144A 7.375% 1/1/15                                                     USD       85,000             90,738
 *Lyondell Chemical 9.875% 5/1/07                                                               USD       55,000             57,475
  MDP Acquisitions 9.625% 10/1/12                                                               USD      115,000            127,938
 *Nalco 8.875% 11/15/13                                                                         USD       55,000             61,050
 #Novelis 144A 7.25% 2/15/15                                                                    USD       60,000             62,400
 #PQ 144A 7.50% 2/15/13                                                                         USD       35,000             36,444
 #Port Townsend Paper 144A 11.00% 4/15/11                                                       USD      100,000            101,000
  Potlatch 12.50% 12/1/09                                                                       USD       95,000            115,182
 *Rhodia 8.875% 6/1/11                                                                          USD      130,000            135,525
  Smurfit Capital Funding 7.50% 11/20/25                                                        USD       90,000             91,350
 +Solutia 6.72% 10/15/37                                                                        USD      150,000            118,125
  Tembec Industries 8.50% 2/1/11                                                                USD      120,000            120,600
  Witco 6.875% 2/1/26                                                                           USD       50,000             47,750
                                                                                                                        -----------
                                                                                                                          1,709,874
                                                                                                                        -----------
  Capital Goods - Manufacturing - 1.46%
  Aearo 8.25% 4/15/12                                                                           USD       40,000             42,200
 *AEP Industries 9.875% 11/15/07                                                                USD       50,000             51,063
 *Allied Waste North America 9.25% 9/1/12                                                       USD       75,000             83,250
  Anchor Glass 11.00% 2/15/13                                                                   USD       55,000             57,063
  Armor Holdings 8.25% 8/15/13                                                                  USD       85,000             94,774
 #Buhrmann US 144A 7.875% 3/1/15                                                                USD       25,000             25,313
  Cenveo 7.875% 12/1/13                                                                         USD       45,000             42,075
 #DRS Technologies 144A 6.875% 11/1/13                                                          USD       20,000             21,100
 *Foster Wheeler 10.359% 9/15/11                                                                USD       45,000             49,613
  Geo Subordinate 11.00% 5/15/12                                                                USD       90,000             93,825
*#Graham Packaging 144A 9.875% 10/15/14                                                         USD       65,000             70,363
#Hydrochem Industrial Services 144A 9.25% 2/15/13                                               USD       95,000             97,019
#IMCO Recycling 144A 9.00% 11/15/14                                                             USD       80,000             84,400
  Interline Brands 11.50% 5/15/11                                                               USD       85,000             96,474
  Moog 6.25% 1/15/15                                                                            USD       40,000             41,200
 @Mueller Holdings 14.75% 4/15/14                                                               USD      110,000             80,025
 #Owens-Brockway 144A 6.75% 12/1/14                                                             USD       55,000             56,650
*#Park-Ohio Industries 144A 8.375% 11/15/14                                                     USD       45,000             45,000
  Radnor Holdings
     o9.41% 4/15/09                                                                             USD       50,000             51,375
     *11.00% 3/15/10                                                                            USD       35,000             30,975
                                                                                                                        -----------
                                                                                                                          1,213,756
                                                                                                                        -----------

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
  Consumer Cyclical - 2.66%
 #Accuride 144A 8.50% 2/1/15                                                                    USD       60,000             62,100
  Adesa 7.625% 6/15/12                                                                          USD       50,000             53,375
 @Advanced Accessory Holdings 13.25% 12/15/11                                                   USD       50,000             20,250
 *Advanced Accessory Systems 10.75% 6/15/11                                                     USD       95,000             88,350
  Ameristar Casinos 10.75% 2/15/09                                                              USD      125,000            139,530
  Argosy Gaming 9.00% 9/1/11                                                                    USD       15,000             16,763
 +Avado Brands 9.75% 6/1/06                                                                     USD       45,000             11,475
  Boyd Gaming 9.25% 8/1/09                                                                      USD      165,000            176,962
  Caesars Entertainment 9.375% 2/15/07                                                          USD       30,000             32,850
*#Carrols 144A 9.00% 1/15/13                                                                    USD       60,000             63,600
 *Collins & Aikman Products 10.75% 12/31/11                                                     USD       65,000             62,075
 #Cooper-Standard 144A 7.00% 12/15/12                                                           USD       20,000             19,800
*#Denny's 144A 10.00% 10/1/12                                                                   USD       60,000             65,550
  Gaylord Entertainment 8.00% 11/15/13                                                          USD       65,000             70,769
  Interface 10.375% 2/1/10                                                                      USD       75,000             87,375
 #Landry's Restaurant 144A 7.50% 12/15/14                                                       USD      105,000            105,525
 #Loehmanns Capital 144A 13.00% 10/1/11                                                         USD       15,000             14,925
 #Lone Star Industries 144A 8.85% 6/15/05                                                       USD       60,000             60,784
  Mandalay Resort Group 10.25% 8/1/07                                                           USD        5,000              5,650
  MGM MIRAGE 9.75% 6/1/07                                                                       USD       55,000             61,188
  O'Charleys 9.00% 11/1/13                                                                      USD       90,000             98,775
  Penn National Gaming
     8.875% 3/15/10                                                                             USD      170,000            185,512
     11.125% 3/1/08                                                                             USD      120,000            127,272
  Royal Caribbean Cruises 7.25% 3/15/18                                                         USD       75,000             84,375
*#Six Flags 144A 9.625%                                                                         USD        5,000             23,563
 @Town Sports International 11.00% 2/1/14                                                       USD       65,000             37,375
 #Uno Restaurant 144A 10.00% 2/15/11                                                            USD       60,000             61,500
 +Venture Holdings 12.00% 6/1/09                                                                USD       95,000                119
  Warnaco 8.875% 6/15/13                                                                        USD      100,000            110,750
  Wheeling Island Gaming 10.125% 12/15/09                                                       USD      110,000            119,900
 #Wynn Las Vegas 144A 6.625% 12/1/14                                                            USD      145,000            145,362
                                                                                                                        -----------
                                                                                                                          2,213,400
                                                                                                                        -----------
  Consumer Non-Cyclical - 1.65%
  Ameripath 10.50% 4/1/13                                                                       USD       60,000             62,700
 #Commonwealth Brands 144A 10.625% 9/1/08                                                       USD       95,000            101,650
  Corrections Corporation of America 9.875% 5/1/09                                              USD       35,000             38,719
  Cott Beverages 8.00% 12/15/11                                                                 USD       20,000             21,575
 *Great Atlantic & Pacific Tea 7.75% 4/15/07                                                    USD       50,000             50,563
 #Knowledge Learn 144A 7.75% 2/1/15                                                             USD       40,000             40,400
 #Le-Natures 144A 10.00% 6/15/13                                                                USD      115,000            127,650
  National Beef Packing 10.50% 8/1/11                                                           USD       65,000             68,250
  Pilgrims Pride 9.625% 9/15/11                                                                 USD       85,000             94,775
  Province Healthcare 7.50% 6/1/13                                                              USD      175,000            195,999
 #Rite Aid 144A 7.50% 1/15/15                                                                   USD       70,000             69,650
  Seminis Vegetable Seeds 10.25% 10/1/13                                                        USD       75,000             90,188
 *True Temper Sports 8.375% 9/15/11                                                             USD       80,000             77,400
  Universal Hospital Services 10.125% 11/1/11                                                   USD       90,000             93,600
 #US Oncology 144A 10.75% 8/15/14                                                               USD       90,000            103,950
*@Vanguard Health 11.25% 10/1/15                                                                USD      110,000             80,575
#Warner Chilcott 144A 8.75% 2/1/15                                                              USD       55,000             57,475
                                                                                                                        -----------
                                                                                                                          1,375,119
                                                                                                                        -----------
  Energy - 1.16%
  Bluewater Finance 10.25% 2/15/12                                                              USD       80,000             88,800
  CMS Energy 9.875% 10/15/07                                                                    USD       50,000             56,125
 #Dynegy Holdings 144A 10.125% 7/15/13                                                          USD      150,000            171,749
  El Paso Natural Gas 7.625% 8/1/10                                                             USD       45,000             49,050
  El Paso Production Holding 7.75% 6/1/13                                                       USD      115,000            123,913
 #Hilcorp Energy 144A 10.50% 9/1/10                                                             USD       85,000             97,113
  Petroleum Geo-Services
     8.00% 11/5/06                                                                              USD       40,031             40,982
     10.00% 11/5/10                                                                             USD      109,981            127,578
o#Secunda International 144A 10.66% 9/1/12                                                      USD       50,000             50,000
 #Stone Energy 144A 6.75% 12/15/14                                                              USD       30,000             30,300
  Tennessee Gas Pipeline 8.375% 6/15/32                                                         USD       70,000             82,775
                                                                                                                        -----------
                                                                                                                            969,385
                                                                                                                        -----------

  Finance - 4.75%
 #America Real Estate 144A 7.125% 2/15/13                                                       USD       65,000             66,138
  BF Saul REIT 7.50% 3/1/14                                                                     USD       25,000             26,031
 #E Trade Financial 144A 8.00% 6/15/11                                                          USD       85,000             92,225
 #Farmers Exchange Capital 144A 7.20% 7/15/48                                                   USD       55,000             57,930
  FINOVA Group 7.50% 11/15/09                                                                   USD      174,400             78,044
  KFW International Finance 1.75% 3/23/10                                                       JPY  105,000,000          1,059,915
  LaBranche & Company 11.00% 5/15/12                                                            USD       55,000             59,538
  Midland Funding II 11.75% 7/23/05                                                             USD       10,325             10,644
  Oesterreichesche Kontrollbank 1.80% 3/22/10                                                   JPY  115,000,000          1,164,153
  Rentenbank 1.375% 4/25/13                                                                     JPY  129,000,000          1,250,880
  Tanger Properties 9.125% 2/15/08                                                              USD       70,000             78,750
                                                                                                                        -----------
                                                                                                                          3,944,248
                                                                                                                        -----------
  Media - 2.31%
 +Adelphia Communications 8.125% 7/15/06                                                        USD      110,000             93,500
  American Media Operation 10.25% 5/1/09                                                        USD       40,000             41,800
  Avalon Cable 11.875% 12/1/08                                                                  USD      103,985            108,534
 #Charter Communications 144A 5.875% 11/16/09                                                   USD       40,000             39,400
  Charter Communications Holdings 10.75% 10/1/09                                                USD      365,000            316,637
  CSC Holdings
     7.25% 7/15/08                                                                              USD       50,000             53,563
     8.125% 8/15/09                                                                             USD       45,000             50,288
     10.50% 5/15/16                                                                             USD      105,000            118,125
  Dex Media West 9.875% 8/15/13                                                                 USD       25,000             28,813
  Insight Midwest 10.50% 11/1/10                                                                USD      170,000            185,724
 *Lodgenet Entertainment 9.50% 6/15/13                                                          USD       90,000            100,350
  Mediacom Capital
      *8.50% 4/15/08                                                                            USD      155,000            158,487
       9.50% 1/15/13                                                                            USD       65,000             68,088
  Nextmedia Operating 10.75% 7/1/11                                                             USD       60,000             67,050
  PEI Holdings 11.00% 3/15/10                                                                   USD      100,000            118,875
  Rogers Cablesystems 10.00% 3/15/05                                                            USD      145,000            146,449
  Sheridan Acquisition 10.25% 8/15/11                                                           USD       65,000             70,688
 #Warner Music Group 144A 7.375% 4/15/14                                                        USD       40,000             42,600
 *XM Satellite Radio 12.00% 6/15/10                                                             USD      100,000            118,750
                                                                                                                        -----------
                                                                                                                          1,927,721
                                                                                                                        -----------
  Technology - 0.14%
*#Magnachip Semiconductor 144A 8.00% 12/15/14                                                   USD       60,000             63,450
  Stratus Technologies 10.375% 12/1/08                                                          USD       55,000             55,000
                                                                                                                        -----------
                                                                                                                            118,450
                                                                                                                        -----------
  Telecommunications - 1.57%
o#AirGate PCS 144A 6.41% 10/15/11                                                               USD       35,000             36,488
  Alaska Communications Systems Holdings 9.875% 8/15/11                                         USD       68,000             73,950
  Centennial Cellular Operating 10.125% 6/15/13                                                 USD       65,000             75,725
 *Cincinnati Bell 8.375% 1/15/14                                                                USD      130,000            135,037
 @Inmarsat Finance 10.375% 11/15/12                                                             USD       90,000             68,513
*#Intelsat Bermuda 144A 8.625% 1/15/15                                                          USD      100,000            107,250
 *iPCS 11.50% 5/1/12                                                                            USD       40,000             46,600
 #Iwo Escrow 144A
     o6.32% 1/15/12                                                                             USD       15,000             15,600
     @10.75% 1/15/15                                                                            USD       15,000              9,900
  MCI
     6.908% 5/1/07                                                                              USD       50,000             51,250
     7.688% 5/1/09                                                                              USD      105,000            110,906
 *MetroPCS 10.75% 10/1/11                                                                       USD       45,000             48,600
*#New Skies Satellite 144A 9.125% 11/1/12                                                       USD       70,000             73,150
 #Qwest 144A 7.875% 9/1/11                                                                      USD       25,000             27,438
 #Qwest Services 144A 14.00% 12/15/10                                                           USD      110,000            131,174
 *Rural Cellular 9.875% 2/1/10                                                                  USD       20,000             21,200
 #Telcordia Technologies 144A 8.875% 3/1/13                                                     USD       40,000             41,500
*#UbiquiTel Operating 144A 9.875% 3/1/11                                                        USD       40,000             45,400
 oUS LEC 10.67% 10/1/09                                                                         USD       45,000             45,338
  US Unwired 10.00% 6/15/12                                                                     USD      100,000            114,000
  #Valor Telecom 144A 7.75% 2/15/15                                                             USD       30,000             31,275
                                                                                                                        -----------
                                                                                                                          1,310,294
                                                                                                                        -----------

  Transportation - 2.27%
  Deutsche Bahn Finance 1.65% 12/1/14                                                           JPY  132,000,000          1,263,213
@#H-Lines Finance Holding 144A 11.00% 4/1/13                                                    USD       80,000             60,300
 #Horizon Lines 144A 9.00% 11/1/12                                                              USD       35,000             38,019
 *Kansas City Southern Railway 9.50% 10/1/08                                                    USD      150,000            167,625
  OMI 7.625% 12/1/13                                                                            USD       90,000             93,375
  Seabulk International 9.50% 8/15/13                                                           USD      100,000            110,750
  Stena AB 9.625% 12/1/12                                                                       USD       75,000             85,500
 #Ultrapetrol 144A 9.00% 11/24/14                                                               USD       75,000             72,844
                                                                                                                          1,891,626
  Utilities - 1.13%
  Avista 9.75% 6/1/08                                                                           USD      100,000            114,906
 *Calpine 10.50% 5/15/06                                                                        USD       75,000             74,250
o#Calpine 144A 8.41% 7/15/07                                                                    USD       44,325             39,893
  Elwood Energy 8.159% 7/5/26                                                                   USD       43,841             49,852
 #Inergy Finance 144A 6.875% 12/15/14                                                           USD       50,000             51,000
  Midwest Generation
     8.30% 7/2/09                                                                               USD      100,000            107,000
     8.75% 5/1/34                                                                               USD       90,000            103,725
 +Mirant Americas Generation 7.625% 5/1/06                                                      USD       80,000             91,400
*#NRG Energy 144A 8.00% 12/15/13                                                                USD       86,000             95,460
  Orion Power Holdings 12.00% 5/1/10                                                            USD       50,000             62,750
  PSEG Energy Holdings 7.75% 4/16/07                                                            USD       50,000             52,875
  Reliant Energy 9.50% 7/15/13                                                                  USD       50,000             56,500
 #Texas Genco 144A 6.875% 12/15/14                                                              USD       55,000             58,988
+#USGen New England 144A 7.459% 1/2/15                                                          USD       50,000             33,875
                                                                                                                        -----------
                                                                                                                            941,474
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $17,119,338)                                                                                 17,615,347
                                                                                                                        ===========
MUNICIPAL BONDS- 0.03%
New Jersey Economic Development Authority Special Facility Revenue (Continental
Airlines Project) 6.25% 9/15/29 (AMT)                                                           USD       35,000             27,863
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $29,702)                                                                                         27,863
                                                                                                                        ===========
SOVEREIGN DEBT- 19.15%
Australia - 0.53%
Queensland Treasury 6.00% 6/14/11                                                               AUD      549,000            441,219
                                                                                                                        -----------
                                                                                                                            441,219
                                                                                                                        -----------
Austria - 0.79%
Republic of Austria 5.25% 1/4/11                                                                EUR      451,000            659,725
                                                                                                                        -----------
                                                                                                                            659,725
                                                                                                                        -----------
Belgium - 0.89%
Kingdom of Belgium 5.75% 3/28/08                                                                EUR      515,000            741,354
                                                                                                                        -----------
                                                                                                                            741,354
                                                                                                                        -----------
Canada - 1.41%
Canada Housing Trust No. 1 3.75% 3/15/10                                                        CAD      538,000            434,370
Ontario Province 1.875% 1/25/10                                                                 JPY   73,000,000            740,042
                                                                                                                        -----------
                                                                                                                          1,174,412
                                                                                                                        -----------
France - 1.94%
Government of France
   4.00% 4/25/13                                                                                EUR      939,000          1,284,087
   5.00% 1/12/06                                                                                EUR      245,000            331,920
                                                                                                                        -----------
                                                                                                                          1,616,007
                                                                                                                        -----------
Germany - 3.27%
Deutschland Republic
   4.75% 7/4/08                                                                                 EUR      538,000            755,305
   4.50% 1/4/13                                                                                 EUR      932,000          1,318,448
   5.00% 7/4/11                                                                                 EUR      445,000            645,879
                                                                                                                        -----------
                                                                                                                          2,719,632
                                                                                                                        -----------
Italy - 1.62%
Italy Bouni Poliennali Del Tesoro 5.00% 8/1/34                                                  EUR       73,000            107,655
Republic of Italy
   0.65% 3/20/09                                                                                JPY   50,800,000            490,061
   5.75% 7/25/16                                                                                EUR      483,000            748,564
                                                                                                                        -----------
                                                                                                                          1,346,280
                                                                                                                        -----------
Japan - 2.78%
Development Bank of Japan 1.75% 6/21/10                                                         JPY  105,000,000          1,059,790
Japan Finance for Municipal Enterprises 1.35% 11/26/13                                          JPY  131,000,000          1,254,119
                                                                                                                        -----------
                                                                                                                          2,313,909
                                                                                                                        -----------
Netherlands - 0.88%
Netherlands Government 5.75% 2/15/07                                                            EUR      524,000            736,751
                                                                                                                        -----------
                                                                                                                            736,751
                                                                                                                        -----------

Norway - 0.26%
Kingdom of Norway 6.00% 5/16/11                                                                 NOK    1,169,000            213,488
                                                                                                                        -----------
                                                                                                                            213,488
                                                                                                                        -----------
Poland - 2.23%
Poland Government
   6.00% 5/24/09                                                                                PLZ    2,628,000            916,232
   6.25% 10/24/15                                                                               PLZ    2,618,000            944,924
                                                                                                                        -----------
                                                                                                                          1,861,156
                                                                                                                        -----------
Sweden - 0.97%
Sweden Government
   6.50% 5/5/08                                                                                 SEK    2,490,000            404,542
   6.75% 5/5/14                                                                                 SEK    2,250,000            404,515
                                                                                                                        -----------
                                                                                                                            809,057
                                                                                                                        -----------
United Kingdom - 1.58%
U.K. Treasury
   4.00% 3/7/09                                                                                 GBP      465,950            871,510
   4.25% 6/7/32                                                                                 GBP      240,000            442,201
                                                                                                                        -----------
                                                                                                                          1,313,711
                                                                                                                        -----------
TOTAL SOVEREIGN DEBT (COST $15,071,533)                                                                                  15,946,701
                                                                                                                        ===========

U.S. TREASURY OBLIGATIONS - 3.64%
*^U.S. Treasury Bill 2.282% 3/24/05                                                             USD    3,035,000          3,030,652
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $3,030,652)                                                                         3,030,652
                                                                                                                        ===========

SUPRANATIONAL BANKS - 0.76%
Inter-American Development Bank 1.90% 7/8/09                                                    JPY   63,000,000            638,820
                                                                                                                        -----------
TOTAL SUPRANATIONAL BANKS (COST $605,451)                                                                                   638,820
                                                                                                                        ===========

                                                                                                       NUMBER OF
                                                                                                         SHARES
  WARRANTS- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                                                 130               1
                                                                                                                     -----------
  TOTAL WARRANTS (COST $11,059)                                                                                                1
                                                                                                                     ===========

  TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 129.66%
     (COST $88,550,206)                                                                                              107,993,650
                                                                                                                     ===========
                                                                                                        PRINCIPAL
                                                                                                          AMOUNT
  SECURITIES LENDING COLLATERAL - 12.60%**
  Short-Term Investments
  Abbey National 2.64% 1/13/06                                                                          $256,927        257,085
  ABN AMRO Amsterdam 2.55% 3/22/05                                                                       346,309        346,306
  Bank of Nova Scotia 2.69% 3/29/05                                                                      103,888        103,885
  Bank of the West 2.57% 3/2/06                                                                          346,360        346,306
  Barclays London 2.54% 3/10/05                                                                          348,958        348,912
  Barclays New York 2.62% 6/1/05                                                                          34,621         34,619
  Bayerische Landesbank 2.61% 3/31/06                                                                    346,194        346,306
  Bear Stearns
     2.65% 1/17/06                                                                                        69,254         69,308
     2.68% 3/18/05                                                                                       311,801        311,873
  Beta Finance 2.51% 3/21/05                                                                              75,965         75,859
  Calyon 2.57% 4/19/05                                                                                   346,294        346,288
  Citigroup Global Markets 2.70% 3/7/05                                                                  374,008        374,010
  Credit Swiss First Boston New York 2.56% 12/29/05                                                       72,708         72,730
  Fortis Bank 2.54% 3/22/05                                                                              346,310        346,305
  Goldman Sachs 2.77% 2/28/06                                                                            380,860        380,936
  IXIS Corporate & Investment Bank 2.55% 3/22/05                                                         346,309        346,305
  Lehman Holdings 2.70% 12/23/05                                                                         346,336        346,719
  Marshall & Ilsley Bank 2.51% 12/29/05                                                                  346,341        346,326
  Merrill Lynch Mortgage Capital
     2.73% 4/5/05                                                                                         27,704         27,704
     2.73% 4/12/05                                                                                       346,305        346,305
  Morgan Stanley
     2.65% 3/1/05                                                                                        920,095        920,095
     2.71% 3/10/05                                                                                       277,043        277,044
     2.71% 3/31/06                                                                                        69,142         69,261
     2.81% 2/28/06                                                                                        34,631         34,631
  Nordea Bank New York 2.57% 5/13/05                                                                     346,298        346,282
  Pfizer 2.55% 3/31/06                                                                                   332,453        332,453
  Proctor & Gamble 2.42% 3/31/06                                                                         346,305        346,305
  Rabobank, New York 2.63% 3/2/05                                                                        346,284        346,284
  Royal Bank of Canada 2.61% 6/27/05                                                                     346,321        346,271
  Sigma Finance 2.57% 9/30/05                                                                            325,534        325,473
  Societe Generale London 2.43% 3/7/05                                                                    69,262         69,261
  Societe Generale New York 2.56% 6/14/05                                                                312,810        312,770
  Sun Trust Bank 2.61% 8/5/05                                                                            173,175        173,134
  UBS Securities 2.64% 3/1/05                                                                            692,611        692,611
  Washington Mutual 2.60% 4/1/05                                                                         380,948        380,936
  Wells Fargo 2.56% 3/31/06                                                                              346,324        346,305
                                                                                                                     -----------
  TOTAL SECURITIES LENDING COLLATERAL (COST $10,493,203)                                                              10,493,203
                                                                                                                     ===========

  TOTAL MARKET VALUE OF SECURITIES - 142.26% (COST $99,043,409)                                                      118,486,853***
  OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (12.60%)**                                                    (10,493,203)
  RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.36%                                                    294,973
  BORROWING UNDER LINE OF CREDIT - (30.02%)                                                                          (25,000,000)
                                                                                                                     -----------
  NET ASSETS APPLICABLE TO 5,985,582 SHARES OUTSTANDING - 100.00%                                                    $83,288,623
                                                                                                                     ===========

  @Step Coupon Bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."
  +Non-income producing security for the period ended February 28, 2005.
  ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  +Non-income producing security. Security is currently in default.
  oVariable Rate Notes. The interest rate shown is the rate as of February 28, 2005.
  *Fully or partially on loan.
 **See Note #5 in "Notes."
***Includes $10,155,645 of securities loaned.
  ~Principal amount is stated in the currency in which each bond is denominated.

  AUD - Australian Dollar
  CAD - Canadian Dollar
  EUR - European Monetary Unit
  GBP - British Pound Sterling
  JPY - Japanese Yen
  NOK - Norwegian Kroner
  PLZ - Polish Zloty
  SEK - Swedish Kroner
  USD - U.S. Dollar

SUMMARY OF ABBREVIATIONS
  ADR - American Depositary Receipt
  AMT - Subject to Alternative Minimum Tax
  REIT - Real Estate Investment Trust

The following foreign currency exchange contracts were outstanding at February 28, 2005:

FOREIGN EXCHANGE CONTRACTS(1)

    CONTRACTS TO                                                                                                        UNREALIZED
       DELIVER                              IN EXCHANGE FOR               SETTLEMENT DATE                              DEPRECIATION
    -------------                           ---------------               ---------------                              ------------
(1,752,963) European Monetary Units          US$(2,301,000)                  4/18/05                                     $(22,437)
(225,654,000) Japanese Yen                   US$(2,145,000)                  5/10/05                                      (25,120)
                                                                                                                         --------
                                                                                                                         $(47,557)
                                                                                                                         --------

(1) See Note #4 in "Notes".

------------------------------------------------------------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by the Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the
Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss)
for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.
Foreign dividends are also recorded on ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate
Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At February 28, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                                $88,558,017
                                                             -----------
Aggregate unrealized appreciation                             21,244,283
Aggregate unrealized depreciation                             (1,808,650)
                                                             -----------
Net unrealized appreciation                                  $19,435,633
                                                             -----------

For federal income tax purposes, at November 30, 2004, capital loss carryforwards of $2,397,689 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,675,876 expires in 2010 and $721,813 expires in
2011.

3. LINE OF CREDIT
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $25,000,000 that expires on January 19, 2006. At
November 30, 2004, the par value of loans outstanding was $25,000,000 at a variable interest rate of 2.57%. During the period ended
November 30, 2004, the average daily balance of loans outstanding was $24,409,836 at a weighted average interest rate of approximately 1.87%. The maximum amount of loans outstanding at any time during the period was $25,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund's portfolio.

4. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross-currency exchange contracts) as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross-currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future.
Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2005, the market value of securities on loan was $10,155,645 for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities
Lending Collateral."

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standard &
Poor's Ratings Group and Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At February 28, 2005, 144A securities represented approximately 7.88% of total assets. 144A securities comprising 0.00% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the
Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
---------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  4/24/05

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  4/26/05


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  4/25/05